Carrying Amounts of Property and Equipment Held Under Capital Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	$ 144,710	¥ 1,004,724	¥ 862,122
Less: accumulated depreciation	(34,389)	(238,765)	(138,608)
Property and Equipment Held Under Capital Leases, gross	110,321	765,959	723,514
Construction-in-progress	150,350	1,043,881	1,112,133
Property and Equipment Held Under Capital Leases, net	115,493	801,865	866,185
Property
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	52,622	365,353	365,353
Computer and network equipment
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	62,213	431,948	289,346
Optical Fibers
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	29,875	207,423	207,423
Capital Lease
Capital Leased Assets [Line Items]
Construction-in-progress	$ 5,172	¥ 35,906	¥ 142,671